STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Capital Goods - 9.0%
Donaldson	170,900	[a]	7,704,172
Fastenal	351,800	[a]	12,038,596
Flowserve	238,500		9,585,315
Hexcel	178,700		11,549,381
The Toro Company	174,200		12,443,106
			53,320,570
Consumer Durables & Apparel - 2.3%
NIKE, Cl. B	155,400		13,889,652
Consumer Services - 4.1%
McDonald's	61,900		12,019,123
Starbucks	157,200		12,329,196
			24,348,319
Diversified Financials - 2.1%
Intercontinental Exchange	136,900		12,214,218
Energy - 3.3%
EOG Resources	136,820		8,655,233
Pioneer Natural Resources	27,000		3,315,060
Schlumberger	287,850		7,797,857
			19,768,150
Health Care Equipment & Services - 12.3%
Cerner	179,300		12,420,111
Edwards Lifesciences	57,200	[b]	11,716,848
Henry Schein	186,200	[a,b]	11,347,028
Intuitive Surgical	22,100	[b]	11,800,516
ResMed	89,300		14,195,128
Stryker	59,500		11,340,105
			72,819,736
Household & Personal Products - 4.0%
Colgate-Palmolive	165,600		11,189,592
The Estee Lauder Companies, Cl. A	67,000		12,301,200
			23,490,792
Materials - 7.0%
Ecolab	66,200		11,945,790
FMC	162,500		15,128,750
Linde	74,400		14,211,144
			41,285,684
Media & Entertainment - 4.3%
Alphabet, Cl. C	11,206	[b]	15,008,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
Media & Entertainment - 4.3% (continued)
The Walt Disney Company		91,500		10,764,975
				25,773,507
Pharmaceuticals Biotechnology & Life Sciences - 9.2%
Eli Lilly & Co.		120,200		15,160,826
Gilead Sciences		133,300		9,245,688
Johnson & Johnson		84,100		11,309,768
Mettler-Toledo International		11,400	[b]	7,999,380
Waters		57,400	[a,b]	11,186,686
				54,902,348
Retailing - 8.7%
Booking Holdings		6,800	[b]	11,530,488
Dollar General		93,300		14,022,990
O'Reilly Automotive		35,100	[b]	12,942,072
The TJX Companies		224,300		13,413,140
				51,908,690
Software & Services - 21.1%
Adobe		43,100	[b]	14,874,672
ANSYS		31,300	[b]	7,580,547
Automatic Data Processing		73,300		11,342,442
Cognizant Technology Solutions, Cl. A		204,800		12,478,464
Jack Henry & Associates		67,600		10,257,624
Manhattan Associates		154,400	[b]	10,400,384
Mastercard, Cl. A		58,400		16,950,600
Microsoft		109,200		17,691,492
Oracle		241,900		11,964,374
Paychex		149,900		11,614,252
				125,154,851
Technology Hardware & Equipment - 9.2%
Amphenol, Cl. A		143,800		13,183,584
Cisco Systems		257,500		10,281,975
Cognex		239,700	[a]	10,676,238
IPG Photonics		76,900	[a,b]	9,815,516
TE Connectivity		127,900		10,599,073
				54,556,386
Transportation - 1.9%
Expeditors International of Washington		159,700	[b]	11,246,074
Total Common Stocks (cost $356,560,879)				584,678,977
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,226,721)	1.59	8,226,721	[c]	8,226,721

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $108,395)	1.59	108,395	[c]	108,395
Total Investments (cost $364,895,995)		99.9%		593,014,093
Cash and Receivables (Net)		.1%		375,403
Net Assets		100.0%		593,389,496

a Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $33,307,555 and the value of the collateral was $34,042,291, consisting of cash collateral of $108,395 and U.S. Government & Agency securities valued at $33,933,896.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	584,678,977	-	-	584,678,977
Investment Companies	8,335,116	-	-	8,335,116

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2020, accumulated net unrealized appreciation on investments was $228,118,098, consisting of $246,387,519 gross unrealized appreciation and $18,269,421 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.